Long-term Debt - Senior Notes (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 26, 2014	May 13, 2014	Jun. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Repayment of debt			$ 96,674	$ 35,452
Debt instrument frequency of periodic payment			quarterly and monthly basis
Gain from repurchase of senior notes			$ 0	125,001
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Mar. 26, 2014
Principal amount			$ 500,000
Senior notes interest rate			7.25%
Proceeds from Issuance of Debt	$ 493,625
Debt Instrument, Repurchased Face Amount				369,026
Debt instrument frequency of periodic payment			semi-annual
Gain from repurchase of senior notes				57,160
7.25% Senior Unsecured Notes | Redemption upon a change of control of 50% or more
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount			$ 500,000
Senior notes interest rate			9.50%
Repayment of debt	$ 462,300	$ 37,700
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	105.375%	104.50%
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Sep. 20, 2012
Principal amount			$ 800,000
Senior notes interest rate			6.50%
Debt Instrument, Repurchased Face Amount				340,277
Debt instrument frequency of periodic payment			semi-annual
Gain from repurchase of senior notes				$ 67,841
6.5% Senior Secured Notes | Redemption upon a change of control of 50% or more
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
6.5% Senior Secured Notes | From October 1, 2015 to September 30, 2016
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			103.25%
6.5% Senior Secured Notes | From October 1, 2016 and thereafter
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%